Employee benefits - Employee benefits - Benefits to be paid by maturities (Details) € in Millions	Dec. 31, 2022 EUR (€)
Not later than one year [member]
Document Information [Line Items]
Post-employment benefits	€ 73
Other long-term benefits	508
Total employee benefits	581
Later than one year and not later than two years [member]
Document Information [Line Items]
Post-employment benefits	56
Other long-term benefits	571
Total employee benefits	627
Later than two years and not later than three years [member]
Document Information [Line Items]
Post-employment benefits	49
Other long-term benefits	482
Total employee benefits	532
Later than three years and not later than four years [member]
Document Information [Line Items]
Post-employment benefits	63
Other long-term benefits	392
Total employee benefits	455
Later than four years and not later than five years [member]
Document Information [Line Items]
Post-employment benefits	79
Other long-term benefits	226
Total employee benefits	305
Later than five years [member]
Document Information [Line Items]
Post-employment benefits	2,586
Other long-term benefits	45
Total employee benefits	2,631
French part-time for seniors plans | Not later than one year [member]
Document Information [Line Items]
Other long-term benefits	434
French part-time for seniors plans | Later than one year and not later than two years [member]
Document Information [Line Items]
Other long-term benefits	487
French part-time for seniors plans | Later than two years and not later than three years [member]
Document Information [Line Items]
Other long-term benefits	427
French part-time for seniors plans | Later than three years and not later than four years [member]
Document Information [Line Items]
Other long-term benefits	337
French part-time for seniors plans | Later than four years and not later than five years [member]
Document Information [Line Items]
Other long-term benefits	197
French part-time for seniors plans | Later than five years [member]
Document Information [Line Items]
Other long-term benefits	€ 24